As filed with the Securities and Exchange Commission on 02/08/2007

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-08769
                                                     ---------


                               BADGLEY FUNDS, INC.
                               -------------------
               (Exact name of registrant as specified in charter)


                     P.O. BOX 701, MILWAUKEE, WI 53201-0701
                     --------------------------------------
              (Address of principal executive offices) (Zip code)


        KIRKLAND & ELLIS LLP, 200 EAST RANDOLPH DRIVE, CHICAGO, IL 60601
        ----------------------------------------------------------------
                     (Name and address of agent for service)


                                  1-877-BADGLEY
                                 --------------
               Registrant's telephone number, including area code


Date of fiscal year end: MAY 31
                         ------


Date of reporting period: NOVEMBER 30, 2006
                          -----------------

ITEM 1. REPORT TO STOCKHOLDERS.


                               SEMI-ANNUAL REPORT
                                NOVEMBER 30, 2006


                                     [LOGO]


                               BADGLEY FUNDS, INC.


                                    [GRAPHIC]
                              Badgley Balanced Fund
                                  TICKER BMFBX

                                    [GRAPHIC]
                               Badgley Growth Fund
                                  TICKER BMFGX



           P.O. Box 701, Milwaukee, Wisconsin 53201-0701 1-877-BADGLEY
                              www.badgleyfunds.com

TABLE OF CONTENTS

3       LETTER TO SHAREHOLDERS
6       PERFORMANCE GRAPHS
8       SECTOR ALLOCATION OF PORTFOLIO HOLDINGS
9       STATEMENTS OF ASSETS AND LIABILITIES
10      STATEMENTS OF OPERATIONS
11      STATEMENTS OF CHANGES IN NET ASSETS
13      FINANCIAL HIGHLIGHTS
15      SCHEDULE OF INVESTMENTS
24      NOTES TO THE FINANCIAL STATEMENTS
29      EXPENSE EXAMPLE
31      ADDITIONAL INFORMATION

THIS REPORT IS NOT AUTHORIZED UNLESS ACCOMPANIED OR PRECEDED BY A PROSPECTUS FOR BADGLEY FUNDS, INC. THE BADGLEY FUNDS ARE DISTRIBUTED BY RAFFERTY CAPITAL MARKETS, LLC. THE DATE OF FIRST USE OF THIS REPORT IS JANUARY 29, 2007.

2  BADGLEY FUNDS SEMI-ANNUAL REPORT

                               BADGLEY FUNDS, INC.
                             LETTER TO SHAREHOLDERS
                                NOVEMBER 30, 2006

DEAR FELLOW SHAREHOLDERS:

      We are pleased to provide the 2006 Semi-Annual Report of the Badgley Funds, Inc. (the "Funds").

      This Semi-Annual Report summarizes the activities of the Badgley Growth Fund (BMFGX) and the Badgley Balanced Fund (BMFBX) for the six-month period ending November 30, 2006.

EQUITY MARKET REVIEW

      The past six months has been a period of adjustment as the economy transitions to solid but slower growth. In contrast with prior years, the current period saw decreases of residential building permits by more than 30% over the past year and a large decline in automobile production. This pullback in the housing and automobile markets has challenged our economic growth even though employment and corporate profits remain strong.

      While such declines in economic activity have been well documented, a wide range of factors supported moderate economic growth and provided investment opportunities for the Funds. Energy prices declined over the past six month period, which gave consumers a broader opportunity to purchase goods and services. Low unemployment coupled with declining energy costs resulted in a 3.1% increase for consumer spending during the third quarter. On the corporate side, merger and acquisition activity remains quite high. Corporate earnings continue to grow and support larger dividend payments and stock buy back programs for many high-quality companies.

FIXED INCOME MARKET HIGHLIGHTS

      After seventeen consecutive quarter point rate hikes (a total of 425 basis points), the Federal Reserve finally held rates steady at 5.25% beginning with their meeting in August. In the two meetings that followed, the Fed indicated that economic growth was moderating due to a cooling housing market, yet the risk of higher inflation remained. At the next meeting in September, the Fed suggested that the decline in energy prices would help reduce the risk of inflation.

      Yields on all benchmark Treasury securities declined substantially over the last six months as the economy began to show signs of weakness and it appeared the Fed was finished raising interest rates. The yield on the ten-year Treasury dropped by 66 basis points to end at a ten-month low of 4.45% on 11/30/06. The two-year Treasury note's yield declined by 43 basis points and finished the period at 4.60%. These yield declines reflected increased investor speculation that the Fed might have to soon start lowering rates in order to combat a weakening economy.

PERFORMANCE RESULTS

      The performance results of the Badgley Balanced and Badgley Growth Funds and their relevant benchmark indices are detailed in the table below and in the reports that are included in this Semi-Annual Report.

      The past six months produced strong stock market returns at a time when the country focused on the Iraq war, a housing market slowdown and sharp declines in automobile production. The broad stock market, as noted by the S&P 500 Index, rewarded investments in the telecommunication services, utilities and information technology sectors. Continued economic growth, coupled with low unemployment, provided an environment for these industries to attract investors.


                                             BADGLEY FUNDS SEMI-ANNUAL REPORT  3

                               BADGLEY FUNDS, INC.
                       LETTER TO SHAREHOLDERS (continued)
                                NOVEMBER 30, 2006

      Several stocks held by the Funds were the source of strong performance in its investment portfolios. The greatest impact for the Funds came from the information technology sector. Cisco Systems continues to benefit from the transfer of data, especially video streaming. Businesses see improved productivity and opportunities to utilize technology applications already available on their networks, and consumers continue to seek entertainment and information through internet applications. Both businesses and consumers expect more from technology experiences, which has enhanced the earnings of companies like Cisco Systems. The continuing globalization trend has played out well for Cognizant Technology Solutions. This U.S.-based application management and development service provider has used offshore capabilities to post exceptional earnings' growth in financial services and healthcare areas. Cognizant's newest services to telecommunications, media and technology firms are attracting new business above the company's average growth trend rate. Rounding out strong performing stocks during this time period are Apple Computer, Google, and Praxair. Stocks that experienced challenging returns during the period include Teva Pharmaceutical Industries, BJ Services and Expeditors International of Washington. Concerns about organic revenue growth and increasing foreign competition contributed to the underperformance of Teva Pharmaceuticals. The near-term outlook for North American natural gas is subdued which has contributed to less than desired stock returns for BJ Services, and lower than expected quarterly earnings for Expeditors International have resulted in negative returns for its stock during the period.

      The fixed income portion of the Badgley Balanced Fund realized moderate returns as the markets absorbed the economic news suggesting a slowdown in U.S. economic growth. An end to the Federal Reserve raising its Fed Funds rate plus declines for home building and automobile manufacturing signaled a slowing economy. As a result, demand for bonds increased and the U.S. Treasury yield curve shifted to an inverted position, meaning that shorter-term issues offered higher yields than those with longer maturities. On November 30, 2006, the 2-Year Treasury Note yield was 4.60% compared to 4.45% for the 10-Year Treasury Note.

THANK YOU

      We thank you for investing in the Badgley Funds. Please visit www.badgleyfunds.com for more detailed information. We welcome your comments, suggestions and questions. Please contact us toll free at 1.877.223.4539, in writing or via email at info@badgleyfunds.com

Sincerely,
BADGLEY FUNDS, INC.


/s/ J. Kevin Callaghan                    /s/ Lisa P. Guzman
J. KEVIN CALLAGHAN                        LISA P. GUZMAN PRESIDENT AND
DIRECTOR                                  SECRETARY AND TREASURER


4  BADGLEY FUNDS SEMI-ANNUAL REPORT

                               BADGLEY FUNDS, INC.
                       LETTER TO SHAREHOLDERS (continued)
                                NOVEMBER 30, 2006

                                                    Cumulative Six-month Returns
INVESTMENT RETURNS                                    through November 30, 2006
                                                      -------------------------
Badgley Balanced Fund .......................................    6.56%
Badgley Growth Fund .........................................    8.83%
Lehman Brothers Intermediate Govt/Credit Bond Index .........    4.85%
S & P 500 Index .............................................   11.33%
Russell 1000 Growth Index ...................................    9.29%
Blended Index 1 .............................................    8.06%
Blended Index 2 .............................................    7.08%

RETURNS QUOTED ABOVE REPRESENT PAST PERFORMANCE. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA SHOWN HERE. FOR PERFORMANCE CURRENT THROUGH THE MOST RECENT MONTH-END, PLEASE CALL 1-877-BADGLEY (1-877-223-4539).

LEHMAN BROTHERS INTERMEDIATE GOV'T./CREDIT BOND INDEX -- An unmanaged market value-weighted index composed of all bonds that are investment grade (rated investment grade by at least two of the following rating agencies: Moody's, S&P or Fitch) or U.S. Government. All issues must be publicly issued, fixed rate (or have coupon that adjusts according to a predetermined schedule) and have maturities between one and ten years and outstanding par value of at least $250 million.

S&P 500 INDEX -- An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

RUSSELL 1000 GROWTH INDEX -- An unmanaged, capitalization weighted index comprised of the stocks of the top 1000 U.S. corporations as measured by their market capitalizations. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The stocks cross all major industries, and the index is used to illustrate the performance of the broad domestic economy.

BLENDED INDEX 1 -- Blend of 50% Lehman Brothers Intermediate Gov't. / Credit Bond Index and 50% S&P 500 Index.

BLENDED INDEX 2 -- Blend of 50% Lehman Brothers Intermediate Gov't. / Credit Bond Index and 50% Russell 1000 Growth Index.


                                             BADGLEY FUNDS SEMI-ANNUAL REPORT  5

                               BADGLEY FUNDS, INC.
                               PERFORMANCE GRAPHS
                                NOVEMBER 30, 2006

[GRAPHIC] BADGLEY BALANCED FUND

 [The following table was represented as a line chart in the printed material.]

                                   Blended
                                 Benchmark I                 Blended Benchmark II
                    Lehman        50% S&P /        Badgley    50% Russell 1000G /   S&P          Russell 1000
                   Brothers       50% LBCGI        Balanced       50% LBGCI         500             Growth
                   ---------------------------------------------------------------------------------------------
 6/25/1998         $10,000         $10,000         $10,000         $10,000         $10,000         $10,000
11/30/1998          10,450          10,464          10,308          10,596          10,372          10,622
 5/31/1999          10,423          11,100          10,866          11,244          11,680          11,953
11/30/1999          10,567          11,593          11,323          12,260          12,540          13,967
 5/31/2000          10,683          11,846          11,868          12,785          12,904          14,940
11/30/2000          11,388          11,824          12,385          12,087          12,011          12,353
 5/31/2001          12,027          11,946          12,002          11,558          11,542          10,502
11/30/2001          12,708          11,771          11,633          11,376          10,543           9,537
 5/31/2002          12,946          11,554          11,469          10,741           9,944           8,310
11/30/2002          13,584          11,196          11,108          10,421           8,802           7,374
 5/31/2003          14,483          11,804          11,317          10,985           9,142           7,658
11/30/2003          14,353          12,382          11,755          11,608          10,130           8,609
 5/31/2004          14,419          12,829          12,137          11,924          10,818           9,038
11/30/2004          14,818          13,377          12,481          12,147          11,432           9,111
 5/31/2005          15,093          13,670          12,500          12,420          11,709           9,339
11/30/2005          15,060          14,058          12,915          12,845          12,397           9,998
 5/31/2006          15,105          14,264          12,940          12,813          12,720           9,913
11/30/2006          15,837          15,414          13,789          13,720          14,162          10,834

This chart assumes an initial gross investment of $10,000 made on 6/25/98 (commencement of operations). Returns shown include the reinvestment of all dividends and distributions. In the absence of fee waivers and reimbursements, total return would be reduced. This chart and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

RETURNS SHOWN REPRESENT PAST PERFORMANCE. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA SHOWN HERE. FOR PERFORMANCE CURRENT THROUGH THE MOST RECENT MONTH-END, PLEASE CALL 1-877-BADGLEY (1-877-223-4539).

LEHMAN BROTHERS INTERMEDIATE GOV'T./CREDIT BOND INDEX -- An unmanaged market value-weighted index composed of all bonds that are investment grade (rated investment grade by at least two of the following rating agencies: Moody's, S&P or Fitch) or U.S. Government. All issues must be publicly issued, fixed rate (or have coupon that adjusts according to a predetermined schedule) and have maturities between one and ten years and outstanding par value of at least $250 million.

S&P 500 INDEX -- An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

RUSSELL 1000 GROWTH INDEX -- An unmanaged, capitalization weighted index comprised of the stocks of the top 1000 U.S. corporations as measured by their market capitalizations. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The stocks cross all major industries, and the index is used to illustrate the performance of the broad domestic economy.

BLENDED INDEX 1 -- Blend of 50% Lehman Brothers Intermediate Gov't. / Credit Bond Index and 50% S&P 500 Index.

BLENDED INDEX 2 -- Blend of 50% Lehman Brothers Intermediate Gov't. / Credit Bond Index and 50% Russell 1000 Growth Index.

                     TOTAL RETURNS THROUGH NOVEMBER 30, 2006

                                                                   AVERAGE ANNUAL
                                                  ----------------------------------------------
                                                                                  SINCE INCEPTION
                                SIX MONTHS        ONE YEAR        FIVE YEARS       JUNE 25, 1998
                                ----------------------------------------------------------------
Badgley Balanced Fund              6.56%            6.76%            3.46%              3.88%
Lehman Brothers Intermediate
Gov't./Credit Bond Index           4.85%            5.16%            4.50%              5.60%
S&P 500 Index                     11.33%           14.23%            6.08%              4.21%
Russell 1000 Growth Index          9.29%            8.36%            2.58%              0.95%
Blended Index 1                    8.06%            9.65%            5.54%              5.24%
Blended Index 2                    7.08%            6.81%            3.82%              3.79%


6  BADGLEY FUNDS SEMI-ANNUAL REPORT

                               BADGLEY FUNDS, INC.
                               PERFORMANCE GRAPHS
                                NOVEMBER 30, 2006

[GRAPHIC] BADGLEY GROWTH FUND

 [The following table was represented as a line chart in the printed material.]

                         S&P               Badgley           Russell 1000
                         500               Growth               Growth
                       ---------------------------------------------------
      6/25/1998        $10,000             $10,000              $10,000
     11/30/1998         10,372              10,120               10,622
      5/31/1999         11,680              11,465               11,953
     11/30/1999         12,540              12,308               13,967
      5/31/2000         12,904              13,283               14,940
     11/30/2000         12,011              13,595               12,353
      5/31/2001         11,542              12,149               10,502
     11/30/2001         10,543              10,783                9,537
      5/31/2002          9,944              10,352                8,310
     11/30/2002          8,802               9,107                7,374
      5/31/2003          9,142               8,886                7,658
     11/30/2003         10,130               9,709                8,609
      5/31/2004         10,818              10,331                9,038
     11/30/2004         11,432              10,703                9,111
      5/31/2005         11,709              10,572                9,339
     11/30/2005         12,397              11,315                9,998
      5/31/2006         12,720              11,376                9,913
     11/30/2006         14,162              12,380               10,834

This chart assumes an initial gross investment of $10,000 made on 6/25/98 (commencement of operations). Returns shown include the reinvestment of all dividends and distributions. In the absence of fee waivers and reimbursements, total return would be reduced. This chart and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

RETURNS SHOWN REPRESENT PAST PERFORMANCE. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA SHOWN HERE. FOR PERFORMANCE CURRENT THROUGH THE MOST RECENT MONTH-END, PLEASE CALL 1-877-BADGLEY (1-877-223-4539).

S&P 500 INDEX -- An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

RUSSELL 1000 GROWTH INDEX -- An unmanaged, capitalization weighted index comprised of the stocks of the top 1000 U.S. corporations as measured by their market capitalizations. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The stocks cross all major industries, and the index is used to illustrate the performance of the broad domestic economy.

                     TOTAL RETURNS THROUGH NOVEMBER 30, 2006

                                                                   AVERAGE ANNUAL
                                                  ----------------------------------------------
                                                                                  SINCE INCEPTION
                                SIX MONTHS        ONE YEAR        FIVE YEARS       JUNE 25, 1998
                                ----------------------------------------------------------------
Badgley Growth Fund                8.83%            9.41%            2.80%              2.56%
S&P 500 Index                     11.33%           14.23%            6.08%              4.21%
Russell 1000 Growth Index          9.29%            8.36%            2.58%              0.95%


                                             BADGLEY FUNDS SEMI-ANNUAL REPORT  7

                               BADGLEY FUNDS, INC.
                     SECTOR ALLOCATION OF PORTFOLIO HOLDINGS
                                NOVEMBER 30, 2006
    Percentages represent market value as a percentage of total investments.

[GRAPHIC] BADGLEY BALANCED FUND

 [The following table was represented as a pie chart in the printed material.]

                     Variable Rate Demand Note        4.9%
                     Corporate Bonds                 19.5%
                     U.S. Government Agency Issues   12.6%
                     U.S. Treasury Obligations       12.1%
                     Common Stocks                   50.9%


[GRAPHIC] BADGLEY GROWTH FUND

 [The following table was represented as a pie chart in the printed material.]

                     Variable Rate Demand Note        1.2%
                     Consumer Discretionary           2.8%
                     Consumer Staples                10.8%
                     Energy                           7.4%
                     Financials                      10.2%
                     Health Care                     19.5%
                     Industrials                     16.1%
                     Information Technology          26.0%
                     Materials                        6.0%


8  BADGLEY FUNDS SEMI-ANNUAL REPORT

                               BADGLEY FUNDS, INC.
                STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
                                NOVEMBER 30, 2006

                                                                           BALANCED FUND        GROWTH FUND
-----------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at market value
   (cost of $23,219,911 and $12,663,903, respectively)                      $ 27,058,572       $ 17,404,384
Interest receivable                                                              172,742              1,638
Dividends receivable                                                               6,373              7,899
Receivable for Fund shares sold                                                   10,000                 --
Other assets                                                                      28,841             24,360
-----------------------------------------------------------------------------------------------------------
   Total assets                                                               27,276,528         17,438,281
-----------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable to Adviser                                                                 7,645              2,888
Payable for distribution fees                                                      4,690              2,423
Accrued expenses and other liabilities                                            38,457             35,305
-----------------------------------------------------------------------------------------------------------
   Total liabilities                                                              50,792             40,616
-----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                  $ 27,225,736       $ 17,397,665
===========================================================================================================
NET ASSETS CONSIST OF:
Capital stock                                                               $ 24,324,562       $ 15,998,935
Undistributed net investment income                                                1,869                 --
Undistributed net realized loss on investments                                  (939,356)        (3,341,751)
Net unrealized appreciation on investments                                     3,838,661          4,740,481
-----------------------------------------------------------------------------------------------------------
   Total net assets                                                         $ 27,225,736       $ 17,397,665
-----------------------------------------------------------------------------------------------------------
Shares outstanding (par value of $0.01, 500,000,000 shares authorized)         2,279,643          1,410,772
===========================================================================================================
Net Asset Value, Redemption Price and Offering Price Per Share              $      11.94       $      12.33
===========================================================================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                             BADGLEY FUNDS SEMI-ANNUAL REPORT  9

                               BADGLEY FUNDS, INC.
                      STATEMENTS OF OPERATIONS (UNAUDITED)
                   FOR THE SIX MONTHS ENDED NOVEMBER 30, 2006

                                                                            BALANCED FUND        GROWTH FUND
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                                                              $    259,121       $      5,502
Dividend income (net of withholding tax of $198 and $242, respectively)            51,104             61,747
------------------------------------------------------------------------------------------------------------
   Total investment income                                                        310,225             67,249
------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                                          121,068             83,066
Shareholder servicing and accounting fees                                          28,758             25,785
Professional fees                                                                  32,273             32,243
Administration fees                                                                15,738             15,555
Distribution fees                                                                  16,897             10,518
Federal and state registration fees                                                 8,819              8,403
Directors' fees and expenses                                                        5,124              5,124
Reports to shareholders                                                             4,150              4,160
Custody fees                                                                        5,988              3,576
Other                                                                              12,855              7,270
------------------------------------------------------------------------------------------------------------
Total expenses before waiver and reimbursement                                    251,670            195,700
Less: Waiver of expenses and reimbursement from Adviser                           (76,794)           (71,101)
------------------------------------------------------------------------------------------------------------
   Net expenses                                                                   174,876            124,599
------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                      135,349            (57,350)
------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                                  516,776            359,114
Change in net unrealized appreciation/depreciation on investments               1,064,209          1,115,324
------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain on investments                              1,580,985          1,474,438
------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $  1,716,334       $  1,417,088
============================================================================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


10  BADGLEY FUNDS SEMI-ANNUAL REPORT

                               BADGLEY FUNDS, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

[GRAPHIC] BADGLEY BALANCED FUND

                                                                       SIX MONTHS ENDED
                                                                       NOVEMBER 30, 2006     YEAR ENDED
                                                                          (UNAUDITED)       MAY 31, 2006
--------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                    $    135,349       $    448,696
Net realized gain on investments                                              516,776          1,538,192
Change in net unrealized appreciation/depreciation on investments           1,064,209           (790,177)
--------------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations                     1,716,334          1,196,711
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM NET INVESTMENT INCOME                                                   (202,840)          (450,778)
--------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                                                     505,823          3,050,669
Proceeds from shares issued to holders in reinvestment of dividends           174,994            399,509
Cost of shares redeemed                                                    (2,021,253)       (12,719,565)
--------------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from
      capital share transactions                                           (1,340,436)        (9,269,387)
--------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       173,058         (8,523,454)
NET ASSETS:
Beginning of year                                                          27,052,678         35,576,132
--------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment income
   of $1,869 and $69,360, respectively)                                  $ 27,225,736       $ 27,052,678
========================================================================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                            BADGLEY FUNDS SEMI-ANNUAL REPORT  11

                               BADGLEY FUNDS, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

[GRAPHIC] BADGLEY GROWTH FUND

                                                                     SIX MONTHS ENDED
                                                                     NOVEMBER 30, 2006     YEAR ENDED
                                                                         (UNAUDITED)      MAY 31, 2006
------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment loss                                                    $    (57,350)      $   (106,149)
Net realized gain on investments                                            359,114            939,013
Change in net unrealized appreciation/depreciation on investments         1,115,324            361,042
------------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations                   1,417,088          1,193,906
------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                                                   352,919          2,639,416
Cost of shares redeemed                                                    (907,563)        (4,492,085)
------------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from
      capital share transactions                                           (554,644)        (1,852,669)
------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     862,444           (658,763)

NET ASSETS:
Beginning of year                                                        16,535,221         17,193,984
------------------------------------------------------------------------------------------------------
End of year                                                            $ 17,397,665       $ 16,535,221
======================================================================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


12  BADGLEY FUNDS SEMI-ANNUAL REPORT

                               BADGLEY FUNDS, INC.
                              FINANCIAL HIGHLIGHTS
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

[GRAPHIC] BADGLEY BALANCED FUND

                                             SIX MONTHS
                                                ENDED
                                             NOVEMBER 30,    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                 2006          MAY 31,        MAY 31,        MAY 31,        MAY 31,        MAY 31,
                                             (UNAUDITED)        2006           2005           2004           2003           2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA:
Net asset value, beginning of period         $     11.29    $     11.06    $     10.90    $     10.31    $     10.65    $     11.36
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                            0.06           0.16           0.16           0.15           0.18           0.21
   Net realized and unrealized
      gain (loss) on investments                    0.68           0.23           0.16           0.59          (0.33)         (0.71)
-----------------------------------------------------------------------------------------------------------------------------------
         Total from investment operations           0.74           0.39           0.32           0.74          (0.15)         (0.50)
-----------------------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income          (0.09)         (0.16)         (0.16)         (0.15)         (0.19)         (0.21)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $     11.94    $     11.29    $     11.06    $     10.90    $     10.31    $     10.65
===================================================================================================================================
TOTAL RETURN                                        6.56%          3.52%          2.99%          7.25%        -1.33%         -4.44%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period                    $27,225,736    $27,052,678    $35,576,132    $31,870,627    $29,195,847    $28,588,070
Ratio of net expense to average net assets:
      Before expense reimbursement                  1.87%          1.71%          1.62%          1.86%          1.82%          1.72%
      After expense reimbursement                   1.30%          1.30%          1.30%          1.30%          1.30%          1.30%
Ratio of net investment income
   to average net assets:
      Before expense reimbursement                  0.44%          0.98%          1.16%          0.86%          1.26%          1.48%
      After expense reimbursement                   1.01%          1.39%          1.48%          1.42%          1.78%          1.90%
Portfolio turnover rate                             6.93%         23.78%         27.48%         29.27%         32.08%         35.98%
===================================================================================================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                            BADGLEY FUNDS SEMI-ANNUAL REPORT  13

                               BADGLEY FUNDS, INC.
                              FINANCIAL HIGHLIGHTS
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

[GRAPHIC] BADGLEY GROWTH FUND

                                           SIX MONTHS
                                              ENDED
                                           NOVEMBER 30,     YEAR ENDED      YEAR ENDED      YEAR ENDED    YEAR ENDED    YEAR ENDED
                                               2006           MAY 31,         MAY 31,         MAY 31,       MAY 31,       MAY 31,
                                           (UNAUDITED)         2006            2005            2004          2003          2002
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA:
Net asset value, beginning of period       $     11.33     $     10.53     $     10.29     $      8.85   $     10.31   $     12.10
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment loss                           (0.04)(1)       (0.07)(1)       (0.04)(1)       (0.05)        (0.04)        (0.07)
   Net realized and unrealized
      gain (loss) on investments                  1.04            0.87            0.28            1.49         (1.42)        (1.72)
----------------------------------------------------------------------------------------------------------------------------------
         Total from investment operations         1.00            0.80            0.24            1.44         (1.46)        (1.79)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $     12.33     $     11.33     $     10.53     $     10.29   $      8.85   $     10.31
==================================================================================================================================
TOTAL RETURN                                      8.83%           7.60%           2.33%          16.27%       -14.16%       -14.79%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period                  $17,397,665     $16,535,221     $17,193,984     $16,231,949   $16,678,147   $17,539,824
Ratio of net expense to average
   net assets:
      Before expense reimbursement                2.36%           2.27%           2.39%           2.51%         2.43%         2.23%
      After expense reimbursement                 1.50%           1.50%           1.50%           1.50%         1.50%         1.50%
Ratio  of net investment loss to average
   net assets:
      Before expense reimbursement               (1.55)%         (1.41)%         (1.23)%         (1.52)%       (1.42)%       (1.41)%
      After expense reimbursement                (0.69)%         (0.64)%         (0.34)%         (0.51)%       (0.49)%       (0.68)%
Portfolio turnover rate                          13.10%          40.62%          30.96%          45.58%        29.52%        39.51%
==================================================================================================================================

(1) Net investment loss per share is calculated using the balance of undistributed net investment loss prior to considerations of adjustments for book and tax differences.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


14  BADGLEY FUNDS SEMI-ANNUAL REPORT

                               BADGLEY FUNDS, INC.
                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                NOVEMBER 30, 2006

[GRAPHIC] BADGLEY BALANCED FUND

    SHARES                                                                           VALUE
==========================================================================================
              COMMON STOCKS -- 50.6%
              CONSUMER DISCRETIONARY -- 1.5%
    11,135    Starbucks Corporation (a)                                       $    392,954
------------------------------------------------------------------------------------------
              CONSUMER STAPLES -- 5.6%
     7,175    Costco Wholesale Corporation                                         374,965
    13,240    CVS Corporation                                                      380,915
     6,750    PepsiCo, Inc.                                                        418,298
     9,375    Sysco Corporation                                                    336,094
------------------------------------------------------------------------------------------
                                                                                 1,510,272
------------------------------------------------------------------------------------------
              ENERGY -- 3.7%
     8,375    BJ Services Company                                                  282,824
    10,175    Consol Energy, Inc.                                                  373,524
     5,235    Schlumberger Limited (b)                                             358,493
------------------------------------------------------------------------------------------
                                                                                 1,014,841
------------------------------------------------------------------------------------------
              FINANCIALS -- 5.3%
     5,925    American Express Company                                             347,916
     4,585    American International Group, Inc.                                   322,417
     6,455    State Street Corporation                                             401,049
     8,375    T. Rowe Price Group, Inc.                                            362,889
------------------------------------------------------------------------------------------
                                                                                 1,434,271
------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                            BADGLEY FUNDS SEMI-ANNUAL REPORT  15

                               BADGLEY FUNDS, INC.
                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                        NOVEMBER 30, 2006 -- (continued)

[GRAPHIC] BADGLEY BALANCED FUND

    SHARES                                                                           VALUE
==========================================================================================
              HEALTH CARE -- 9.9%
     4,525    Amgen Inc. (a)                                                  $    321,275
     6,525    Medtronic, Inc.                                                      340,148
     7,175    Quest Diagnostics Incorporated                                       381,495
     6,615    Stryker Corporation                                                  343,054
     7,975    Teva Pharmaceutical Industries Ltd. -- ADR (b)                       255,678
     5,700    Varian Medical Systems, Inc. (a)                                     280,554
     7,025    Waters Corporation (a)                                               351,531
     5,670    WellPoint Inc. (a)                                                   429,049
------------------------------------------------------------------------------------------
                                                                                 2,702,784
------------------------------------------------------------------------------------------
              INDUSTRIALS -- 8.3%
     6,910    Expeditors International of Washington, Inc.                         312,608
     4,550    FedEx Corporation                                                    525,207
    10,325    General Electric Company                                             364,266
     5,325    L-3 Communications Holdings, Inc.                                    437,981
     7,235    Pentair, Inc.                                                        230,507
     5,840    United Technologies Corporation                                      376,855
------------------------------------------------------------------------------------------
                                                                                 2,247,424
------------------------------------------------------------------------------------------
              INFORMATION TECHNOLOGY -- 13.3%
     5,050    Affiliated Computer Services, Inc.- Class A (a)                      255,277
    10,000    Amdocs Limited (a) (b)                                               385,500
     3,740    Apple Computer, Inc. (a)                                             342,883
    19,600    Cisco Systems, Inc. (a)                                              526,848
     6,005    Cognizant Technology Solutions Corporation -- Class A (a)            489,768
       745    Google, Inc. -- Class A (a)                                          361,265
     8,475    Microsoft Corporation                                                248,572
     7,450    QUALCOMM, Inc.                                                       272,596
    14,980    Seagate Technology (b)                                               385,885
    13,590    VeriSign, Inc. (a)                                                   354,835
------------------------------------------------------------------------------------------
                                                                                 3,623,429
------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


16  BADGLEY FUNDS SEMI-ANNUAL REPORT

                               BADGLEY FUNDS, INC.
                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                        NOVEMBER 30, 2006 -- (continued)

[GRAPHIC] BADGLEY BALANCED FUND

 SHARES OR
 PRINCIPAL
    AMOUNT                                                                           VALUE
==========================================================================================
              MATERIALS -- 3.0%
     9,290    Ecolab, Inc.                                                    $    412,012
     6,850    Praxair, Inc.                                                        427,440
------------------------------------------------------------------------------------------
                                                                                   839,452
------------------------------------------------------------------------------------------
              TOTAL COMMON STOCKS (COST $9,877,031)                             13,765,427
------------------------------------------------------------------------------------------
              U.S. TREASURY OBLIGATIONS -- 12.1%
              U.S. TREASURY NOTES -- 12.1%
$  250,000    3.25%, 08/15/2008                                                    244,395
   805,000    4.25%, 08/15/2013                                                    796,478
   175,000    4.75%, 05/15/2014                                                    178,329
   650,000    5.50%, 02/15/2008                                                    655,408
   250,000    5.75%, 08/15/2010                                                    260,976
   750,000    6.00%, 08/15/2009                                                    777,773
   355,000    6.50%, 02/15/2010                                                    376,078
------------------------------------------------------------------------------------------
              TOTAL U.S. TREASURY OBLIGATIONS (COST $3,310,825)                  3,289,437
------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY ISSUES -- 12.5%
              FANNIE MAE -- 4.3%
   720,000    5.25%, 04/15/2007                                                    720,093
   100,000    5.25%, 01/15/2009                                                    100,853
   325,000    6.625%, 09/15/2009                                                   340,676
------------------------------------------------------------------------------------------
                                                                                 1,161,622
------------------------------------------------------------------------------------------
              FEDERAL FARM CREDIT BANK -- 1.8%
   500,000    4.25%, 10/10/2008                                                    495,277
------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                            BADGLEY FUNDS SEMI-ANNUAL REPORT  17

                               BADGLEY FUNDS, INC.
                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                        NOVEMBER 30, 2006 -- (continued)

[GRAPHIC] BADGLEY BALANCED FUND

 PRINCIPAL
    AMOUNT                                                                           VALUE
==========================================================================================
              FEDERAL HOME LOAN BANK -- 2.9%
$  330,000    4.50%, 11/14/2014                                               $    324,591
   450,000    5.75%, 05/15/2012                                                    472,615
------------------------------------------------------------------------------------------
                                                                                   797,206
------------------------------------------------------------------------------------------
              FREDDIE MAC -- 3.5%
   500,000    5.125%, 07/15/2012                                                   509,469
   425,000    5.75%, 01/15/2012                                                    444,465
------------------------------------------------------------------------------------------
                                                                                   953,934
------------------------------------------------------------------------------------------
              TOTAL U.S. GOVERNMENT AGENCY ISSUES (COST $3,402,848)              3,408,039
------------------------------------------------------------------------------------------
              CORPORATE BONDS -- 19.3%
              CONSUMER DISCRETIONARY -- 0.9%
   250,000    Johnson Controls, Inc.
              4.875%, 09/15/2013                                                   241,432
------------------------------------------------------------------------------------------
              CONSUMER STAPLES -- 2.9%
   475,000    The Estee Lauder Companies Inc.
              6.00%, 01/15/2012                                                    494,073
   300,000    Wal-Mart Stores, Inc.
              4.55%, 05/01/2013                                                    292,692
------------------------------------------------------------------------------------------
                                                                                   786,765
------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


18  BADGLEY FUNDS SEMI-ANNUAL REPORT

                               BADGLEY FUNDS, INC.
                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                        NOVEMBER 30, 2006 -- (continued)

[GRAPHIC] BADGLEY BALANCED FUND

 PRINCIPAL
    AMOUNT                                                                           VALUE
==========================================================================================
              FINANCIALS -- 11.6%
$  500,000    AFLAC Incorporated
              6.50%, 04/15/2009                                               $    515,427
   170,000    American General Finance Corporation
              5.375%, 09/01/2009                                                   171,002
   500,000    Citigroup Inc.
              6.50%, 01/18/2011                                                    527,915
   450,000    General Electric Capital Corporation
              7.375%, 01/19/2010                                                   481,421
   250,000    JPMorgan Chase & Co.
              4.50%, 01/15/2012                                                    243,067
   400,000    Merrill Lynch & Co., Inc.
              5.00%, 02/03/2014                                                    395,416
   400,000    Morgan Stanley
              4.75%, 04/01/2014                                                    386,928
   300,000    SLM Corporation
              5.125%, 08/27/2012                                                   298,335
   140,000    Wells Fargo Financial, Inc.
              5.50%, 08/01/2012                                                    143,280
------------------------------------------------------------------------------------------
                                                                                 3,162,791
------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                            BADGLEY FUNDS SEMI-ANNUAL REPORT  19

                               BADGLEY FUNDS, INC.
                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                        NOVEMBER 30, 2006 -- (continued)

[GRAPHIC] BADGLEY BALANCED FUND

 PRINCIPAL
    AMOUNT                                                                           VALUE
==========================================================================================
              INDUSTRIALS -- 1.3%
$  125,000    Cintas Corporation
              5.125%, 06/01/2007                                              $    124,829
   255,000    Emerson Electric Co.
              4.50%, 05/01/2013                                                    247,552
------------------------------------------------------------------------------------------
                                                                                   372,381
------------------------------------------------------------------------------------------
              MATERIALS -- 2.6%
   400,000    Ecolab Inc.
              6.875%, 02/01/2011                                                   424,714
   300,000    Praxair, Inc.
              3.95%, 06/01/2013                                                    280,981
------------------------------------------------------------------------------------------
                                                                                   705,695
------------------------------------------------------------------------------------------
              TOTAL CORPORATE BONDS (COST $5,302,602)                            5,269,064
------------------------------------------------------------------------------------------
              SHORT TERM INVESTMENTS -- 4.9%
              VARIABLE RATE DEMAND NOTES -- 4.9%
   281,792    American Family Financial Services, Inc. -- 4.943%                   281,792
 1,044,813    U.S. Bank, N.A. -- 5.07%                                           1,044,813
------------------------------------------------------------------------------------------
              TOTAL SHORT-TERM INVESTMENTS (COST $1,326,605)                     1,326,605
------------------------------------------------------------------------------------------
              TOTAL INVESTMENTS -- 99.4%
              (COST $23,219,911)                                                27,058,572
------------------------------------------------------------------------------------------
              OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.6%                        167,164
------------------------------------------------------------------------------------------
              TOTAL NET ASSETS -- 100.0%                                      $ 27,225,736
==========================================================================================

ADR -- American Depository Receipt.
(a) -- Non-income producing security.
(b) -- Foreign security.
  * -- Variable rate security. Rate listed is as of November 30, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


20  BADGLEY FUNDS SEMI-ANNUAL REPORT

                               BADGLEY FUNDS, INC.
                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                NOVEMBER 30, 2006

[GRAPHIC] BADGLEY GROWTH FUND

    SHARES                                                                           VALUE
==========================================================================================
              COMMON STOCKS -- 98.8%
              CONSUMER DISCRETIONARY -- 2.8%
    13,920    Starbucks Corporation (a)                                       $    491,237
------------------------------------------------------------------------------------------
              CONSUMER STAPLES -- 10.8%
     9,000    Costco Wholesale Corporation                                         470,340
    16,570    CVS Corporation                                                      476,719
     8,450    PepsiCo, Inc.                                                        523,646
    11,450    Sysco Corporation                                                    410,483
------------------------------------------------------------------------------------------
                                                                                 1,881,188
------------------------------------------------------------------------------------------
              ENERGY -- 7.4%
    10,395    BJ Services Company                                                  351,039
    13,625    Consol Energy, Inc.                                                  500,174
     6,480    Schlumberger Limited (b)                                             443,750
------------------------------------------------------------------------------------------
                                                                                 1,294,963
------------------------------------------------------------------------------------------
              FINANCIALS -- 10.2%
     7,220    American Express Company                                             423,958
     5,575    American International Group, Inc.                                   392,034
     8,150    State Street Corporation                                             506,360
    10,470    T. Rowe Price Group, Inc.                                            453,665
------------------------------------------------------------------------------------------
                                                                                 1,776,017
------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                            BADGLEY FUNDS SEMI-ANNUAL REPORT  21

                               BADGLEY FUNDS, INC.
                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                        NOVEMBER 30, 2006 -- (continued)

[GRAPHIC] BADGLEY GROWTH FUND

    SHARES                                                                           VALUE
==========================================================================================
              HEALTH CARE -- 19.5%
     5,725    Amgen Inc. (a)                                                  $    406,475
     7,950    Medtronic, Inc.                                                      414,433
     8,750    Quest Diagnostics Incorporated                                       465,237
     8,275    Stryker Corporation                                                  429,142
     9,875    Teva Pharmaceutical Industries Ltd. -- ADR (b)                       316,593
     7,250    Varian Medical Systems, Inc. (a)                                     356,845
     9,200    Waters Corporation (a)                                               460,368
     7,095    WellPoint Inc. (a)                                                   536,879
------------------------------------------------------------------------------------------
                                                                                 3,385,972
------------------------------------------------------------------------------------------
              INDUSTRIALS -- 16.1%
     8,420    Expeditors International of Washington, Inc.                         380,921
     5,675    FedEx Corporation                                                    655,065
    12,900    General Electric Company                                             455,112
     6,675    L-3 Communications Holdings, Inc.                                    549,019
     9,170    Pentair, Inc.                                                        292,156
     7,320    United Technologies Corporation                                      472,360
------------------------------------------------------------------------------------------
                                                                                 2,804,633
------------------------------------------------------------------------------------------
              INFORMATION TECHNOLOGY -- 26.0%
     6,175    Affiliated Computer Services, Inc.- Class A (a)                      312,146
    12,525    Amdocs Limited (a) (b)                                               482,839
     4,590    Apple Computer, Inc. (a)                                             420,811
    24,525    Cisco Systems, Inc. (a)                                              659,232
     7,510    Cognizant Technology Solutions Corporation -- Class A (a)            612,516
       950    Google, Inc. -- Class A (a)                                          460,674
    10,350    Microsoft Corporation                                                303,565
     9,080    QUALCOMM, Inc.                                                       332,237
    18,980    Seagate Technology (b)                                               488,925
    16,980    VeriSign, Inc. (a)                                                   443,348
------------------------------------------------------------------------------------------
                                                                                 4,516,293
------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


22  BADGLEY FUNDS SEMI-ANNUAL REPORT

                               BADGLEY FUNDS, INC.
                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                        NOVEMBER 30, 2006 -- (continued)

[GRAPHIC] BADGLEY GROWTH FUND

 SHARES OR
 PRINCIPAL
    AMOUNT                                                                           VALUE
==========================================================================================
              MATERIALS -6.0%
    11,755    Ecolab Inc.                                                     $    521,334
     8,375    Praxair, Inc.                                                        522,600
------------------------------------------------------------------------------------------
                                                                                 1,043,934
------------------------------------------------------------------------------------------
              TOTAL COMMON STOCKS (COST $12,453,756)                            17,194,237
------------------------------------------------------------------------------------------
              SHORT TERM INVESTMENTS -- 1.2%
              VARIABLE RATE DEMAND NOTE* -- 1.2%
$  210,147    U.S. Bank, N.A. -- 5.07%                                             210,147
------------------------------------------------------------------------------------------
              TOTAL SHORT-TERM INVESTMENTS (COST $210,147)                         210,147
------------------------------------------------------------------------------------------
              TOTAL INVESTMENTS -- 100.0%
              (COST $12,663,903)                                                17,404,384
------------------------------------------------------------------------------------------
              LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.00%                        (6,719)
------------------------------------------------------------------------------------------
              TOTAL NET ASSETS -- 100.0%                                      $ 17,397,665
==========================================================================================

ADR -- American Depository Receipt.
(a) -- Non-income producing security.
(b) -- Foreign security.
  * -- Variable rate security. Rate listed is as of November 30, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                            BADGLEY FUNDS SEMI-ANNUAL REPORT  23

                               BADGLEY FUNDS, INC.
                  NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
                                NOVEMBER 30, 2006

1. ORGANIZATION

      Badgley Funds, Inc. (the "Corporation") was incorporated on April 28, 1998, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Badgley Balanced Fund (the "Balanced Fund") and the Badgley Growth Fund (the "Growth Fund") (collectively referred to as the "Funds") are separate, diversified investment portfolios of the Corporation. The principal investment objective of the Balanced Fund is to seek long-term capital appreciation and income. The principal investment objective of the Growth Fund is to seek long-term capital appreciation. The Funds commenced operations on June 25, 1998.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

      a) INVESTMENT VALUATION -- Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"). Other securities traded on a national securities exchange (including options on indices so traded) are valued at the last sales price at the close of that exchange where primarily traded. Exchange-traded securities for which there were no transactions and NASDAQ-traded securities for which there is no NOCP are valued at the mean of the bid and ask prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. The Board has adopted specific procedures for valuing portfolio securities and delegated the implementation of these procedures to Badgley, Phelps and Bell, Inc. (the "Adviser"). The procedures authorize the Adviser to make all necessary determinations regarding the fair value of a portfolio security and to report such determination to the Board of Directors. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates fair value. Debt securities having maturities over 60 days or for which amortized cost is not deemed to reflect fair value may be priced by independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

      b) FEDERAL INCOME TAXES -- No provision for federal income taxes has been made since the Funds have complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intend to continue to so comply in future years and to distribute substantially all of the Funds' investment company net taxable income and net realized gains to shareholders.

      c) INCOME AND EXPENSES -- The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory, administration and certain shareholder service fees. Expenses that are not directly attributable to a portfolio may be allocated among the Funds in proportion to their respective net assets, number of shareholder accounts or net sales, etc., where applicable.

      d) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income of the Balanced Fund are declared and paid quarterly. Dividends from net investment income of the Growth Fund are declared and paid annually. The Funds' net realized capital gains, if any, are distributed at least annually.


24  BADGLEY FUNDS SEMI-ANNUAL REPORT

                               BADGLEY FUNDS, INC.
                  NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
                        NOVEMBER 30, 2006 -- (continued)

      e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

      f) GUARANTEES AND INDEMNIFICATIONS -- In the normal course of business the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, however, the Funds expect the risk of loss to be remote.

      g) OTHER -- Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. All discounts and premiums are accreted and amortized, as appropriate, on the effective interest method for tax and financial reporting purposes.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds for the six months ended November 30, 2006, were as follows:

                                                           BALANCED FUND      GROWTH FUND
-----------------------------------------------------------------------------------------
Shares sold                                                       43,651           30,188
Shares issued to holders in reinvestment of dividends             15,262               --
Shares redeemed                                                 (175,104)         (79,476)
-----------------------------------------------------------------------------------------
Net decrease                                                    (116,191)         (49,288)
=========================================================================================

Transactions in shares of the Funds for the year ended May 31, 2006, were as follows:

                                                           BALANCED FUND      GROWTH FUND
-----------------------------------------------------------------------------------------
Shares sold                                                      268,986          231,832
Shares issued to holders in reinvestment of dividends             35,708               --
Shares redeemed                                               (1,125,035)        (404,035)
-----------------------------------------------------------------------------------------
Net decrease                                                    (820,341)        (172,203)
-----------------------------------------------------------------------------------------


                                            BADGLEY FUNDS SEMI-ANNUAL REPORT  25

                               BADGLEY FUNDS, INC.
                  NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
                        NOVEMBER 30, 2006 -- (continued)

4. INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

      The aggregate purchases and sales of investments, excluding short-term investments, by the Funds for the six months ended November 30, 2006, were as follows:

                                                           BALANCED FUND      GROWTH FUND
-----------------------------------------------------------------------------------------
Purchases
   U.S. Government                                            $       --       $       --
   Other                                                       1,775,094        2,161,586
Sales
   U.S. Government                                                    --               --
   Other                                                       3,476,054        2,572,941

As of May 31, 2006 the components of accumulated earnings (losses) on a tax basis were as follows:

                                                           BALANCED FUND      GROWTH FUND
-----------------------------------------------------------------------------------------
Cost of Investments (a)                                      $24,231,381      $13,049,536
=========================================================================================
Gross Unrealized appreciation                                  3,416,556        3,839,793
Gross unrealized depreciation                                   (752,921)        (329,999)
-----------------------------------------------------------------------------------------
   Net unrealized appreciation                                 2,663,635        3,509,794
-----------------------------------------------------------------------------------------
Undistributed ordinary income                                     69,360               --
Undistributed long-term capital gain                                  --               --
-----------------------------------------------------------------------------------------
   Total distributable earnings                                   69,360               --
-----------------------------------------------------------------------------------------
Other accumulated losses                                      (1,345,315)      (3,585,502)
-----------------------------------------------------------------------------------------
   Total accumulated earnings (losses)                       $ 1,387,680      $   (75,708)
=========================================================================================

      (a) Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales.

      For the year ended May 31, 2006, capital loss carryforwards of $1,484,555 and $911,851 were utilized by the Balanced and Growth Funds, respectively. At May 31, 2006, the Balanced and the Growth Fund had accumulated net realized capital loss carryovers of $1,345,315 and $3,585,502, respectively. The capital loss carryovers for the Balanced Fund of $798,052, and $547,263 expire in 2011 and 2012, respectively. The capital loss carryovers for the Growth Fund of $95,072, $2,533,832, and $956,598 expire in 2010, 2011, and 2012, respectively.
The above losses will be offset by any future realized capital gains.


26  BADGLEY FUNDS SEMI-ANNUAL REPORT

                               BADGLEY FUNDS, INC.
                  NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
                        NOVEMBER 30, 2006 -- (continued)

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments.

                                                              UNDISTRIBUTED NET
                                        UNDISTRIBUTED NET         REALIZED LOSS
                      CAPITAL STOCK     INVESTMENT INCOME        ON INVESTMENTS
--------------------------------------------------------------------------------
Balanced Fund                    (1)                   --                     1
Growth Fund                (106,146)              106,149                    (3)

The permanent differences primarily relate to net operating losses.

For the six months ended November 30, 2006, the components of distributions on a tax basis were as follows:

                                                           BALANCED FUND      GROWTH FUND
-----------------------------------------------------------------------------------------
Ordinary income                                                $ 202,840          $    --
Long-term capital gains                                               --               --
Total distributions paid                                       $ 202,840          $    --

For the year ended May 31, 2006, the components of distributions on a tax basis were as follows:

                                                           BALANCED FUND      GROWTH FUND
-----------------------------------------------------------------------------------------
Ordinary income                                                $ 450,778          $    --
Long-term capital gains                                               --               --
Total distributions paid                                       $ 450,778          $    --

      On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB International No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

      The Corporation has an Investment Advisory Agreement (the "Agreement") with the Adviser, with whom certain Officers and Directors of the Corporation are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Corporation, on behalf of the Funds, compensates the Adviser for its management services at the annual rate of 0.90% of the Balanced Fund's average daily net assets and 1.00% of the Growth Fund's average daily net assets. The advisory fee is accrued daily and paid monthly.


                                            BADGLEY FUNDS SEMI-ANNUAL REPORT  27

                               BADGLEY FUNDS, INC.
                  NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
                        NOVEMBER 30, 2006 -- (continued)

      The Adviser has agreed to waive its management fee and/or reimburse the Funds' other expenses to the extent necessary to ensure that the Balanced Fund's total operating expenses do not exceed 1.30% of its average daily net assets and that the Growth Fund's total operating expenses do not exceed 1.50% of its average daily net assets. Any such waiver or reimbursement is subject to later adjustment during the term of the Agreement to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps, provided, however, that the Adviser shall only be entitled to recoup such amounts for the period of three years from the date such amount was waived or reimbursed. For the six months ended November 30, 2006, the Adviser waived/reimbursed expenses of $76,794 and $71,101 for the Balanced Fund and Growth Fund, respectively. Waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

YEAR OF EXPIRATION                                 BALANCED FUND     GROWTH FUND
--------------------------------------------------------------------------------
5/31/2007                                               $170,562        $172,985
5/31/2008                                                109,115         150,881
5/31/2009                                                132,457         127,895
5/31/2010*                                                76,794          71,101
--------------------------------------------------------------------------------

* Represents waived expenses for the six months ended November 30, 2006.

      The Funds have adopted an amended and restated plan of distribution under Rule 12b-1 under the 1940 Act (the "12b-1 Plan") allowing for the reimbursement or payment of distribution and marketing expenses in any amount not to exceed an annual rate of 0.25% of each Fund's average daily net assets. An amended and restated plan of distribution became effective in July 2004. The 12b-1 Plan authorizes the Funds to pay Rafferty Capital Markets, LLC, an unaffiliated distributor, (the "Distributor") a maximum allowable distribution and shareholder servicing fee of 0.25% of each Fund's average daily net assets (computed on an annual basis) subject to a minimum of $18,000 for the Corporation, which is allocated to the Funds based on each of their net assets. All or a portion of the fee may be used by the Distributor to pay costs of printing reports and prospectuses for potential investors and the costs of other distribution and shareholder servicing expenses. Currently, the Adviser has a Related Party Agreement with Rafferty Capital Markets, LLC, which allows the Adviser to be reimbursed for the cost of marketing the Funds. During the six months ended November 30, 2006, the Adviser was reimbursed for marketing related expenses for the Balanced Fund and the Growth Fund in the amount of $11,951 and $8,156, respectively. During the six months ended November 30, 2006, total expenses incurred by the Balanced Fund and Growth Fund pursuant to the 12b-1 Plan were $16,897 and $10,518, respectively.

      U.S. Bank, N.A., a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as custodian for the Funds. U.S. Bancorp Fund Services, LLC, a wholly-owned limited liability company of U.S. Bank, N.A., serves as transfer agent, administrator and accounting services agent for the Funds.


28  BADGLEY FUNDS SEMI-ANNUAL REPORT

                               BADGLEY FUNDS, INC.
                                 EXPENSE EXAMPLE
                                NOVEMBER 30, 2006

      As a shareholder of the Funds you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/06 - 11/30/06).

ACTUAL EXPENSES

      The first line of each table below provides information about actual account values and actual expenses. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds' transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee and a $25.00 distribution fee. These expenses are not included in the following example below. The example includes, but is not limited to, advisory fees, shareholder servicing fees, fund accounting and custody fees. However, the example does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of each of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                            BADGLEY FUNDS SEMI-ANNUAL REPORT  29

                               BADGLEY FUNDS, INC.
                           EXPENSE EXAMPLE (continued)
                                NOVEMBER 30, 2006

                                           BADGLEY BALANCED FUND
                           -----------------------------------------------------
                             BEGINNING          ENDING         EXPENSES PAID
                           ACCOUNT VALUE    ACCOUNT VALUE      DURING PERIOD
                               6/1/06          11/30/06     6/1/06 - 11/30/06(1)
                           -----------------------------------------------------
Actual                       $1,000.00        $1,065.60            $6.73
Hypothetical (5% return
   before expenses)           1,000.00         1,018.55             6.58

(1) Expenses are equal to the Fund's annualized expense ratio which was capped at 1.30%, multiplied by the account valueover the period, multiplied by average 183/365 to reflect the one-half year period.

                                            BADGLEY GROWTH FUND
                           -----------------------------------------------------
                             BEGINNING          ENDING         EXPENSES PAID
                           ACCOUNT VALUE    ACCOUNT VALUE      DURING PERIOD
                               6/1/06          11/30/06     6/1/06 - 11/30/06(1)
                           -----------------------------------------------------
Actual                       $1,000.00        $1,088.30            $7.85
Hypothetical (5% return
   before expenses)           1,000.00         1,017.55             7.59

(1) Expenses are equal to the Fund's annualized expense ratio which was capped at 1.50%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.


30  BADGLEY FUNDS SEMI-ANNUAL REPORT

                               BADGLEY FUNDS, INC.
                             ADDITIONAL INFORMATION
                                NOVEMBER 30, 2006

PROXY VOTING

      The Badgley Funds have adopted proxy voting policies and procedures that delegate to Badgley, Phelps and Bell, Inc., the Funds' investment adviser, the authority to vote proxies. A description of the Badgley Funds proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-877-BADGLEY or by e-mail at ProxyVotes@badgleyfunds.com. A description of these policies and procedures is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov and the Funds' website at www.badgleyfunds.com.

      The actual voting records relating to portfolio securities during the twelve month periods ended June 30 (as filed with the SEC on Form N-PX) are available without charge, upon request, by calling the Funds toll free at 1-877-BADGLEY or by accessing the SEC's website at www.sec.gov.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

      On July 19, 2006, at an in person meeting of the Board of Directors of the Company, the directors, including a majority of the disinterested directors, approved the continuation of the Advisory Agreement between the Company and the Adviser. In approving the Advisory Agreement, the Board reviewed materials provided by the Adviser, including a memorandum noting that the directors, particularly the disinterested directors, bear the principal responsibility for evaluating the renewal of the investment advisory agreement and summarized the factors that should be considered in approving the investment advisory agreement with respect to the Funds, including (i) the nature and extent of services to be provided by the Adviser, (ii) the Adviser's prior performance, (iii) any other revenue the Adviser receives, (iv) economies of scale attained by the Adviser due to growth in Fund assets, (v) fees and expenses of comparable funds, (vi) control of Fund operating expenses, (vii) the existence of "fall out" benefits and (viii) costs to the Adviser for performing its services.

      It was noted that, as described in the Adviser's memorandum, the Adviser has significant experience providing investment advice, is qualified to provide investment advisory services to the Funds and has devoted significant time, personnel and resources to the Funds. In addition, it was noted that the Adviser has been disciplined and consistent in its adherence to its investment strategy as stated in the Funds' prospectus. The Board then considered the prior performance of the Adviser, including the investment results achieved by the Adviser for each Fund and the Adviser's other representative clients. The Board reviewed each Fund's performance against Lipper comparative data ranking each Fund's performance against comparable investment companies and various indices. The Board noted that the performance of the Funds' equity portfolios was improving and positive as compared to the Russell 1000 Growth Index, which the Funds' equity portfolios outperformed during the last year. The Adviser has continued to invest the Funds' equity portfolios in accordance with the Funds' stated investment guidelines. The Board noted that the fixed income portion of the Balanced Fund was performing in accordance with expectations. The Board further noted that performance of the Growth Fund remained competitive over longer periods and the Balanced Fund performance over the long-term was acceptable. The Board considered information relating to each Fund's fees, costs and expense ratios and compared such fees, costs and expense ratios to competitive industry fee structures and expense ratios. Specifically, the Board reviewed charts prepared by the administrator based on data compiled by a nationally recognized third party comparative data provider. In addition, the Board reviewed the Adviser's fee structure with respect to its other separate account clients. In connection with this, the Board also considered the control of


                                            BADGLEY FUNDS SEMI-ANNUAL REPORT  31

                               BADGLEY FUNDS, INC.
                       ADDITIONAL INFORMATION (continued)
                                NOVEMBER 30, 2006

each Fund's operating expenses through the expense cap agreement, and noted that the current expense cap agreement is favorable in comparison to similar funds as evidenced by the comparative data presented at the meeting. The Board considered whether the Adviser would receive any fall-out benefits through its relationship with the Company, and it was noted that because none of the other service providers to the Company are affiliated with the Adviser, there are no identifiable material fall-out benefits accruing to the Adviser. The Board considered the Adviser's cost of providing services to the Company and the profitability of its relationship to the Company. Specifically the Board reviewed certain financial and profitability information provided by the Adviser with respect to its services to the Funds. It was noted that the Adviser has been substantially subsidizing the Fund's operations since inception with the Adviser's profitability moving to a break even point over the past several years. Accordingly, the Board noted that the Adviser's profit, if any, in connection with its services to the Company appeared reasonable. The Board considered whether economies of scale were being realized that could justify reduced expenses for the Funds. The Board noted that current asset levels had not significantly changed from prior years and that the Funds had not yet realized any economies of scale that could be passed along to shareholders through reduced expenses.

      It was noted that the disinterested directors did not identify any single consideration or particular piece of information that was all important or controlling in determining whether to approve the advisory agreement. The disinterested directors evaluated all information presented to them and determined that the compensation paid to the Adviser under the advisory agreement was fair and reasonable in light of the services to be performed. After a brief discussion, continuance of the Advisory Agreement was approved by both a unanimous vote of the disinterested directors and thereafter by all the directors.

DISCLOSURE OF PORTFOLIO HOLDINGS

      The Funds are required to file complete schedules of portfolio holdings with the SEC for the first and third fiscal quarters on Form N-Q. Once filed, the Funds' Form N-Q is available without charge, upon request on the SEC's website (http://www.sec.gov) and may be available by calling 1-877-BADGLEY. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

      For the fiscal year ended May 31, 2006 certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from net investment income designated as qualified dividend income were as follows:

                 Balanced Fund .........................   31%
                 Growth Fund ...........................    0%

      For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended May 31, 2006 were as follows:

                 Balanced Fund .........................   30%
                 Growth Fund ...........................    0%


32  BADGLEY FUNDS SEMI-ANNUAL REPORT

                               BADGLEY FUNDS, INC.
                               HIGHLIGHTED STOCKS
            PERCENTAGE OF FUNDS' NET ASSETS AS OF NOVEMBER 30, 2006

COMMON STOCK                                     BALANCED FUND       GROWTH FUND
--------------------------------------------------------------------------------
Apple Computer, Inc.                                     1.26%             2.42%
BJ Services Company                                      1.04%             2.02%
Cisco Systems, Inc.                                      1.94%             3.79%
Cognizant Technology Solutions Corporation               1.80%             3.52%
Expeditors International of Washington, Inc.             1.15%             2.19%
Google, Inc.                                             1.33%             2.65%
Praxair, Inc.                                            1.57%             3.00%
Teva Pharmaceutical Industries Ltd.                      0.94%             1.82%
--------------------------------------------------------------------------------


                                            BADGLEY FUNDS SEMI-ANNUAL REPORT  33

                       This page intentionally left blank.

DIRECTORS                                CUSTODIAN

Graham S. Anderson                       U.S. BANK, N.A.
Frank S. Bayley                          1555 North RiverCenter Drive, Suite 302
J. Kevin Callaghan                       Milwaukee, Wisconsin 53202
Victor E. Parker
Steven C. Phelps                         ADMINISTRATOR, TRANSFER AGENT
Madelyn B. Smith                         AND DIVIDEND-DISBURSING AGENT

PRINCIPAL OFFICERS                       U.S. BANCORP FUND SERVICES, LLC
                                         Third Floor
J. Kevin Callaghan, PRESIDENT            615 East Michigan Street
Lisa P. Guzman, CHIEF COMPLIANCE         Milwaukee, Wisconsin 53202
  OFFICER, TREASURER AND SECRETARY
                                         LEGAL COUNSEL
INVESTMENT ADVISER
                                         KIRKLAND & ELLIS LLP
BADGLEY, PHELPS AND BELL, INC.           200 East Randolph Drive
1420 Fifth Avenue                        Chicago, Illinois 60601
Seattle, Washington 98101

DISTRIBUTOR

RAFFERTY CAPITAL MARKETS, LLC
59 Hilton Avenue, Suite 101
Garden City, New York 11530

                               SEMI-ANNUAL REPORT
                                NOVEMBER 30, 2006



                                     BADGLEY
                                      FUNDS,
                                       INC.

                        [GRAPHIC] Badgley Balanced Fund

                        [GRAPHIC] Badgley Growth Fund



                                     [LOGO]
                              www.badgleyfunds.com

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) ANY CODE OF ETHICS OR AMENDMENT THERETO, THAT IS SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY ITEM 2 REQUIREMENTS THROUGH FILING AN EXHIBIT. Not Applicable

      (2) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002. Filed herewith.

      (3) ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23C-1 UNDER THE ACT SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS. Not applicable to open-end investment companies.

(B) CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002. Furnished herewith.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      (Registrant)  Badgley Funds, Inc.

      By (Signature and Title) /s/ J. Kevin Callaghan
                               -----------------------------
                               J. Kevin Callaghan, President

      Date   02/07/07

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

      By (Signature and Title) /s/ J. Kevin Callaghan
                               -----------------------------
                               J. Kevin Callaghan, President

      Date   02/07/07

      By (Signature and Title) /s/ Lisa P. Guzman
                               -----------------------------
                               Lisa P. Guzman, Treasurer

      Date   02/07/07